World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2014

Dates Covered
Collections Period	01/01/14 - 01/31/14
Interest Accrual Period	01/15/14 - 02/17/14
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/13	180,980,175.71	19,797
Yield Supplement Overcollateralization Amount at 12/31/13	4,009,604.93	0
Receivables Balance at 12/31/13	184,989,780.64	19,797
Principal Payments	10,534,222.90	467
Defaulted Receivables	615,287.31	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/14	3,608,835.27	0
Pool Balance at 01/31/14	170,231,435.16	19,288

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
	3,487,251.47	291
Past Due 61-90 days	1,034,122.35	80
Past Due 91 + days	284,649.97	26
Total	4,806,023.79	397

Total 31+ Delinquent as % Ending Pool Balance	2.82%

Recoveries	337,985.96

Aggregate Net Losses/(Gains) - January 2014	277,301.35

Overcollateralization Target Amount	10,213,886.11
Actual Overcollateralization	10,213,886.11

Weighted Average APR	3.72%
Weighted Average APR, Yield Adjusted	5.95%
Weighted Average Remaining Term	26.83

Flow of Funds	$ Amount

Collections	11,495,780.31
Advances	273.43
Investment Earnings on Cash Accounts	194.46
Servicing Fee	(154,158.15)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,342,090.05

Distributions of Available Funds
(1) Class A Interest	193,209.81
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	10,103,816.12
(9) Distribution to Certificateholders	947,395.00
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	11,342,090.05

Servicing Fee	154,158.15
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 01/15/14	170,121,365.17
Principal Paid	10,103,816.12
Note Balance @ 02/18/14	160,017,549.05

Class A-1
Note Balance @ 01/15/14	0.00
Principal Paid	0.00
Note Balance @ 02/18/14	0.00
Note Factor @ 02/18/14	0.0000000%

Class A-2
Note Balance @ 01/15/14	0.00
Principal Paid	0.00
Note Balance @ 02/18/14	0.00
Note Factor @ 02/18/14	0.0000000%

Class A-3
Note Balance @ 01/15/14	0.00
Principal Paid	0.00
Note Balance @ 02/18/14	0.00
Note Factor @ 02/18/14	0.0000000%

Class A-4
Note Balance @ 01/15/14	121,388,365.17
Principal Paid	10,103,816.12
Note Balance @ 02/18/14	111,284,549.05
Note Factor @ 02/18/14	86.9444502%

Class B
Note Balance @ 01/15/14	24,366,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	24,366,000.00
Note Factor @ 02/18/14	100.0000000%

Class C
Note Balance @ 01/15/14	24,367,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	24,367,000.00
Note Factor @ 02/18/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	290,878.93
Total Principal Paid	10,103,816.12
Total Paid	10,394,695.05

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.91000%
Interest Paid	193,209.81
Principal Paid	10,103,816.12
Total Paid to A-4 Holders	10,297,025.93

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00
Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00
Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3641777
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.6498835
Total Distribution Amount	13.0140612

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.5095106
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	78.9391470
Total A-4 Distribution Amount	80.4486576

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/13	45,690.27
Balance as of 01/31/14	45,963.70
Change	273.43

Reserve Account
Balance as of 01/15/14	2,064,965.17
Investment Earnings	32.85
Investment Earnings Paid	(32.85)
Deposit/(Withdrawal)	—
Balance as of 02/18/14	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17